Investment Objectives and Goals	Jul. 03, 2025
SmartETFs Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Risk/Return [Heading]	SmartETFs Asia Pacific Dividend Builder ETF
SmartETFs Dividend Builder ETF
Prospectus [Line Items]
Risk/Return [Heading]	SmartETFs Dividend Builder ETF
SmartETFs Smart Transportation & Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	SmartETFs Smart Transportation & Technology ETF
SmartETFs Sustainable Energy II ETF
Prospectus [Line Items]
Risk/Return [Heading]	SmartETFs Sustainable Energy II ETF